Note 10 - Warrants - Warrants Assumptions (Details) - Warrants for Series A Convertible Preferred Stock [Member]	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Jul. 01, 2010
Measurement Input, Risk Free Interest Rate [Member]
Risk-free interest rate		2.28
Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member]
Risk-free interest rate	2.56		0.0146
Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member]
Risk-free interest rate	2.59		0.0266
Measurement Input, Expected Term [Member] | Minimum [Member]
Risk-free interest rate	6.92	7.92
Measurement Input, Expected Term [Member] | Maximum [Member]
Risk-free interest rate	7.08	8.08	7
Measurement Input, Price Volatility [Member]
Risk-free interest rate		71.00
Measurement Input, Price Volatility [Member] | Minimum [Member]
Risk-free interest rate	76.84		0.736
Measurement Input, Price Volatility [Member] | Maximum [Member]
Risk-free interest rate			0.815